Prepaid expenses and other receivables and assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses Deposits And Other Assets [Abstract]
Prepaid expenses	$ 1,649	$ 1,551
Accounts receivable	3,461	2,498
Brokerage firm receivables	584	5,287
Deposits and other receivables	801	1,706
Total	$ 6,495	$ 11,042